Goodwill (Schedule Of Allocation Of The Carrying Amount Of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill, Total	€ 52,131	€ 50,815	€ 47,223
ASM Pacific Technology Ltd. [Member]
Goodwill [Line Items]
Goodwill, Total	52,131	50,815	47,223
Front-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	11,193	11,193	10,395
Front-End Segment [Member] | ASM Genitech Korea Ltd [Member]
Goodwill [Line Items]
Goodwill, Total	7,633	7,633
Front-End Segment [Member] | ASM Microchemistry Oy [Member]
Goodwill [Line Items]
Goodwill, Total	3,560	3,560
Back-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	40,938	39,622	36,828
Back-End Segment [Member] | ASM Pacific Technology Ltd. [Member]
Goodwill [Line Items]
Goodwill, Total	€ 40,938	€ 39,622